Description of Our Business (Details)	6 Months Ended	0 Months Ended	6 Months Ended
	Sep. 30, 2012	Aug. 09, 2012 EDiet Dot Com [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]
Description Of Our Business [Line Items]
Infomercial length	28 minutes 30 seconds
Short form length			30 seconds	5 minutes
Number of shares issued for business acquisition		19,077,252
Percent of securities acquired		100.00%